SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance			$ 4,929,000	$ 17,000	$ 17,000	$ 19,000
Warrants issued					5,882,000
Warrant exercises						(2,000)
Change in fair value	$ 276,000	$ 846,000	4,642,000	$ 1,814,000	(970,000)
Ending balance	$ 287,000		$ 287,000		$ 4,929,000	$ 17,000